Intangible Assets Useful Lives (Detail)	12 Months Ended
Dec. 31, 2013
Customer base
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible asset useful life	6 years
Technology
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible asset useful life	3 years
Non-competence agreements
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible asset useful life	7 years